Valued Advisers Trust

Belmont Theta Income Fund

Supplement to the Statement of Additional Information dated April 16, 2018

Supplement dated July 20, 2018

Effective, April 24, 2018, Bo J. Howell resigned as President of the Trust. Also effective April 24, 2018, Adam T. Kornegay was elected President of the Trust.

The following table provides additional information regarding Mr. Kornegay.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Adam T. Kornegay, 33 Principal Executive Officer and President Since April 2018	Current: Assistant Vice President, Business Development Director, Ultimus Fund Solutions, LLC (since March 2015). Previous: Vice President, Citigroup, Inc. (July 2009 to February 2015).	None.
*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated April 16, 2018, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-800-789-1087.

Valued Advisers Trust

BFS Equity Fund

Supplement to the Statement of Additional Information dated September 28, 2017

Supplement dated July 20, 2018

Effective, April 24, 2018, Bo J. Howell resigned as President of the Trust. Also effective April 24, 2018, Adam T. Kornegay was elected President of the Trust.

The following table provides additional information regarding Mr. Kornegay.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Adam T. Kornegay, 33 Principal Executive Officer and President Since April 2018	Current: Assistant Vice President, Business Development Director, Ultimus Fund Solutions, LLC (since March 2015). Previous: Vice President, Citigroup, Inc. (July 2009 to February 2015).	None.
*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-855-575-2430.

Valued Advisers Trust

Dana Large Cap Equity Fund and Dana Small Cap Equity Fund

Supplement to the Statement of Additional Information dated February 28, 2018

Supplement dated July 20, 2018

Effective, April 24, 2018, Bo J. Howell resigned as President of the Trust. Also effective April 24, 2018, Adam T. Kornegay was elected President of the Trust.

The following table provides additional information regarding Mr. Kornegay.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Adam T. Kornegay, 33 Principal Executive Officer and President Since April 2018	Current: Assistant Vice President, Business Development Director, Ultimus Fund Solutions, LLC (since March 2015). Previous: Vice President, Citigroup, Inc. (July 2009 to February 2015).	None.
*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Prospectus, dated February 28, 2018, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at 1-855-280-9648.

Valued Advisers Trust

Foundry Partners Fundamental Small Cap Value Fund

Supplement to the Statement of Additional Information dated February 28, 2018

Supplement dated July 20, 2018

Effective, April 24, 2018, Bo J. Howell resigned as President of the Trust. Also effective April 24, 2018, Adam T. Kornegay was elected President of the Trust.

The following table provides additional information regarding Mr. Kornegay.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Adam T. Kornegay, 33 Principal Executive Officer and President Since April 2018	Current: Assistant Vice President, Business Development Director, Ultimus Fund Solutions, LLC (since March 2015). Previous: Vice President, Citigroup, Inc. (July 2009 to February 2015).	None.
*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2018, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-800-247-1014.

Valued Advisers Trust

Green Owl Intrinsic Value Fund

Supplement to the Statement of Additional Information dated February 28, 2018

Supplement dated July 20, 2018

Effective, April 24, 2018, Bo J. Howell resigned as President of the Trust. Also effective April 24, 2018, Adam T. Kornegay was elected President of the Trust.

The following table provides additional information regarding Mr. Kornegay.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Adam T. Kornegay, 33 Principal Executive Officer and President Since April 2018	Current: Assistant Vice President, Business Development Director, Ultimus Fund Solutions, LLC (since March 2015). Previous: Vice President, Citigroup, Inc. (July 2009 to February 2015).	None.
*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2018, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-888-695-3729.

Valued Advisers Trust

LS Opportunity Fund

Supplement to the Statement of Additional Information dated September 28, 2017

Supplement dated July 20, 2018

Effective, April 24, 2018, Bo J. Howell resigned as President of the Trust. Also effective April 24, 2018, Adam T. Kornegay was elected President of the Trust.

The following table provides additional information regarding Mr. Kornegay.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Adam T. Kornegay, 33 Principal Executive Officer and President Since April 2018	Current: Assistant Vice President, Business Development Director, Ultimus Fund Solutions, LLC (since March 2015). Previous: Vice President, Citigroup, Inc. (July 2009 to February 2015).	None.
*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 12 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-877-336-6763.